Marketable Securities and Fair Value Measurements - Summary of Fair Value Hierarchy for Assets and Liabilities (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Assets, fair value disclosure	$ 115,018	$ 96,098	$ 106,913
Level 1 [Member]
Assets:
Assets, fair value disclosure	106,997	37,071	56,771
Level 2 [Member]
Assets:
Assets, fair value disclosure	8,021	59,027	50,142
Cash equivalents [Member] | Money Market Funds [Member]
Assets:
Assets, fair value disclosure	106,997	37,071	56,771
Cash equivalents [Member] | Money Market Funds [Member] | Level 1 [Member]
Assets:
Assets, fair value disclosure	106,997	37,071	56,771
Cash equivalents [Member] | U.S. Treasury Bills [Member]
Assets:
Assets, fair value disclosure			2,799
Cash equivalents [Member] | U.S. Treasury Bills [Member] | Level 2 [Member]
Assets:
Assets, fair value disclosure			2,799
Marketable securities [Member] | U.S. Government Agency Bonds [Member]
Assets:
Assets, fair value disclosure	8,021	44,052	13,985
Marketable securities [Member] | U.S. Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Assets, fair value disclosure	$ 8,021	44,052	13,985
Marketable securities [Member] | U.S. Treasury Bills [Member]
Assets:
Assets, fair value disclosure		14,975	33,358
Marketable securities [Member] | U.S. Treasury Bills [Member] | Level 2 [Member]
Assets:
Assets, fair value disclosure		$ 14,975	$ 33,358